ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
ASSETS HELD FOR SALE [Abstract]
Summary of the major items of assets and liabilities classified as held for sale
The following is a summary of the major items of assets and liabilities classified as held for sale as at December 31:

(MILLIONS)	2022
Assets
Cash and cash equivalents	$8
Trade receivables and other current assets	2
Financial instrument assets	3
Property, plant and equipment, at fair value	685
Other long-term assets	—
Assets held for sale	$698
Liabilities
Current liabilities	$7
Non-recourse borrowings	171
Financial instrument liabilities	37
Other long-term liabilities	2
Liabilities directly associated with assets held for sale	$217